Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Schedule Of Significant Accounting Policies [Line Items]
Cumulative effect of adoption resulted increase in retained earning		$ 321,916	[1]	$ 219,776	$ 355,982	$ 358,121
Impact on contract cost asset	[1],[2]	162,435
Impact on deferred tax liabilities		7,083	[1]	$ 1,815	$ 6,747	$ 2,415
Adjustments | Topic 606
Schedule Of Significant Accounting Policies [Line Items]
Cumulative effect of adoption resulted increase in retained earning		(17,968)	[1]					$ 17,924
Impact on contract cost asset		(162,435)	[1],[2]					23,227
Impact on deferred tax liabilities		(5,303)	[1]					5,303
Contract assets and contract liabilities netted off		$ 3,079						$ 21,348
General Electric Company
Schedule Of Significant Accounting Policies [Line Items]
Percentage of accounts receivables		10.00%			11.00%	15.00%
Percentage of revenues		8.00%		11.00%	10.00%	14.00%	19.00%
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Short term investment, maturity period					90 days
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Short term investment, maturity period					1 year

[1]	The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303.
[2]	The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.